Taxation (Details) - Schedule of the movement on the deferred tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of the movement on the deferred tax assets [Abstract]
Balance at beginning of the year	$ (347)	$ 639
Deferred tax prior year adjustment		132
Arising during the year	292	(1,247)
Effect of rate change to 17%		131
Others		(2)
Ending balance	$ (55)	$ (347)